SUBSEQUENT EVENTS (Details Narrative) - BRL (R$) R$ in Billions	Jan. 26, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Sale of important assets		R$ 15.0
Capital sale of important assets		R$ 18.0
Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Estimated total	R$ 11.2